As filed with the Securities and Exchange Commission on April 26, 2013
                                              SECURITIES ACT FILE NO. 333-134551
                                       INVESTMENT COMPANY ACT FILE NO. 811-21906
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|

Post Effective Amendment No. 246                                             |X|

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                Amendment No. 249
                                                                             |X|

                        (Check appropriate box or boxes)

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                                  AMY J. LEE
                   GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                                   DECHERT LLP
                           1095 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10036

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

 _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

     X     ON MAY 24, 2013 PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________

 _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

 _________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 152 to its Registration Statement until May 24, 2013. Parts A, B and C of Registrant's Post-Effective Amendment
No. 152 under the Securities Act of 1933 and Amendment No. 155 under the Investment Company Act of 1940, filed on November 4, 2011, are incorporated by reference herein.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 26th day of April, 2013.

                                             CLAYMORE EXCHANGE-TRADED FUND TRUST


                                             By:  /s/ Donald C. Cacciapaglia
                                                  ------------------------------
                                                  Donald C. Cacciapaglia
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURES                       TITLE                     DATE

                    *                                           April 26, 2013
--------------------------
Randall C. Barnes               Trustee

                    *                                           April 26, 2013
--------------------------
Roman Friedrich III             Trustee

                    *                                           April 26, 2013
--------------------------
Robert B. Karn III              Trustee

                    *                                           April 26, 2013
--------------------------
Ronald A. Nyberg                Trustee

                    *                                           April 26, 2013
--------------------------
Ronald E. Toupin, Jr.           Trustee

/s/ Donald C. Cacciapaglia                                      April 26, 2013
--------------------------      Trustee and Chief
Donald C. Cacciapaglia          Executive Officer

/s/ John L. Sullivan                                            April 26, 2013
--------------------------      Treasurer, Chief
John L. Sullivan                Financial Officer and
                                Chief Accounting Officer
/s/ Stevens T. Kelly                                            April 26, 2013
--------------------------
Stevens T. Kelly
*Attorney-In-Fact, pursuant to power of attorney